Property, furniture and equipment, net - Summary of book values of lease liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 341,836	S/ 341,746
Additions	19,935	66,960
Interest expenses, Note 19(a)	15,288	16,568
Disposals	(37,766)
Exchange differences	5,070
Payments	(74,608)	(83,438)
Ending balance	S/ 269,755	S/ 341,836